Related-party Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)	Key management personnel compensation
	For the year ended December 31,
	2021	2020
	$ Thousands

Short-term benefits	1,994	1,837
Share-based payments	258	351
	2,252	2,188

Schedule of Transactions with Related Parties (Excluding Associates)
	For the year ended December 31,
	2021	2020	2019
	$ Thousands
Sale of electricity	88,004	80,416	78,362
Cost of sales	7,802	16	14
Dividend received from associate	143,964	-	-
Other income, net	(337)	(90)	(129)
Financing expenses, net	39,901	2,156	1,256
Interest expenses capitalized to property plant and equipment	-	119	312

Schedule of Balances with Related Parties

	As at December 31,		As at December 31,
	2021		2020
	Other related parties *	Total	Other related parties *	Total
	$ Thousands		$ Thousands
Cash and cash equivalent	89,814	89,814	467	467
Short-term deposits and restricted cash	-	-	352,150	352,150
Trade receivables and other receivables	14,860	14,860	9,108	9,108
Other payables	(424)	424	-	-

Loans and Other Liabilities
In US dollar or linked thereto	(27,587)	(27,587)	(157,449)	(157,449)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).